Nature of Business and Presentation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying interim consolidated financial statements have not been audited by independent public accountants, but in the opinion of management, reflect all adjustments necessary for a fair presentation of the financial position and results of operations. Any and all adjustments are of a normal and recurring nature. Although management believes the unaudited interim-related disclosures in these consolidated financial statements are adequate to make the information presented not misleading, certain information and footnote disclosures normally included in annual audited consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The results of operations and the cash flows for the nine months ended September 30, 2016 are not necessarily indicative of the results to be expected for the full year.

Basis of Accounting

The accounts are maintained and the consolidated financial statements have been prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company’s wholly owned subsidiaries:

Lonestar Resources America, Inc. (“LRAI”),

Lonestar Resources, Inc. (“LRI”),

Barnett Gas, LLC (“Barnett Gas”),

Eagleford Gas, LLC (“Eagleford Gas”),

Poplar Energy, LLC (“Poplar”),

Eagleford Gas 2, LLC (“Eagleford Gas 2”),

Eagleford Gas 3, LLC (“Eagleford Gas 3”),

Eagleford Gas 4, LLC (“Eagleford Gas 4”),

Eagleford Gas 5, LLC (“Eagleford Gas 5”),

Eagleford Gas 6, LLC (“Eagleford Gas 6”),

Eagleford Gas 7, LLC (“Eagleford Gas 7”),

Eagleford Gas 8, LLC (“Eagleford Gas 8”),

Lonestar Operating, LLC (“LNO”),

Amadeus Petroleum, Inc. (“API”),

T-N-T Engineering, Inc. (“TNT”) and

Albany Services, LLC (“Albany”).

All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company’s wholly owned subsidiaries:

Lonestar Resources America, Inc. (“LRAI”),

Lonestar Resources, Inc. (“LRI”),

Barnett Gas, LLC (“Barnett Gas”),

Eagleford Gas, LLC (“Eagleford Gas”),

Poplar Energy, LLC (“Poplar”),

Eagleford Gas 2, LLC (“Eagleford Gas 2”),

Eagleford Gas 3, LLC (“Eagleford Gas 3”),

Eagleford Gas 4, LLC (“Eagleford Gas 4”),

Eagleford Gas 5, LLC (“Eagleford Gas 5”),

Eagleford Gas 6, LLC (“Eagleford Gas 6”),

Eagleford Gas 7, LLC (“Eagleford Gas 7”),

Eagleford Gas 8, LLC (“Eagleford Gas 8”),

Lonestar Operating, LLC (“LNO”),

Amadeus Petroleum, Inc. (“API”),

T-N-T Engineering, Inc. (“TNT”) and

Albany Services, LLC (“Albany”).

All significant intercompany balances and transactions have been eliminated in consolidation.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force)” in order, to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The update addresses eight different transaction types and clarifies how to classify each in the statement of cash flows, where previously there was unclear or no specific guidance. For public entities, this ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those years and early adoption is permitted in the year prior to the effective date. We expect to adopt this guidance in the first quarter of 2018. The impact is not expected to be material.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”, which introduces new guidance for estimating credit losses on certain types of financial instruments based on expected losses and the timing of the recognition of such losses. For public entities, this ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those years and early adoption is permitted in the year prior to the effective date. We expect to adopt this guidance in the first quarter of 2020. The impact is not expected to be material.

In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“Update 2016-09”), which seeks to simplify several aspects of the accounting for share-based payment award transactions, including income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For public entities, Update 2016-09 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted. Management is currently evaluating the new guidance to determine the impact it will have on our consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) which will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. This ASU is effective for the annual period ending after December 15, 2018, and for annual interim periods thereafter. Early adoption is permitted. Management is currently evaluating the new guidance to determine the impact it will have on our consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17 to simplify income tax accounting. The update requires that all deferred tax assets and liabilities be classified as noncurrent on the balance sheet instead of separating deferred taxes into current and noncurrent amounts. This update is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years, and may be adopted earlier on a voluntary basis. Management is currently evaluating the new guidance to determine the impact it will have on our consolidated financial statements.

In April 2015, the FASB issued updated guidance regarding simplification of the presentation of debt issuance costs. The updated guidance requires debt issuance costs related to a recognized debt liability, other than those costs related to line of credit arrangements, be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, similar to the presentation for debt discounts and premiums, instead of being presented as an asset. Debt disclosures will include the face amount of the debt liability and the effective interest rate. This guidance became effective for the Company as of January 1, 2016. The Company’s adoption of this guidance was applied retrospectively and did not have a material impact on the Company’s consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements — Going Concern” (Subtopic 205-40). This ASU provides guidance on management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and in certain circumstances to provide related footnote disclosures. This ASU is effective for the annual period ending after December 15, 2016, and for annual and interim periods thereafter. Early adoption is permitted. Management does not expect the adoption of this guidance to have a material impact on our consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09 that introduces a new five-step revenue recognition model in which an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU also requires disclosures sufficient to enable users to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, including qualitative and quantitative disclosures about contracts with customers, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract. This standard is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is permitted, but only for fiscal years beginning after December 15, 2016. The standard permits the use of either the retrospective or cumulative effect transition method of adoption. Management is currently evaluating the new guidance to determine the impact it will have on our consolidated financial statements and the method of adoption.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842) which will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. This ASU is effective for the annual period ending after December 15, 2016, and for annual interim periods thereafter. Early adoption is permitted. We are currently evaluating the new guidance to determine the impact it will have on our consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17 to simplify income tax accounting. The update requires that all deferred tax assets and liabilities be classified as noncurrent on the balance sheet instead of separating deferred taxes into current and noncurrent amounts. This update is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years, and may be adopted earlier on a voluntary basis. We are currently evaluating the new guidance to determine the impact it will have on our consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements—Going Concern” (Subtopic 205-40). This ASU provides guidance on management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and in certain circumstances to provide related footnote disclosures. This ASU is effective for the annual period ending after December 15, 2016, and for annual and interim periods thereafter. Early adoption is permitted. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09 that introduces a new five-step revenue recognition model in which an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU also requires disclosures sufficient to enable users to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, including qualitative and quantitative disclosures about contracts with customers, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract. This standard is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is permitted, but only for fiscal years beginning after December 15, 2016. The standard permits the use of either the retrospective or cumulative effect transition method of adoption. We are currently evaluating the new guidance to determine the impact it will have on our consolidated financial statements and the method of adoption.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates and assumptions.

Reserve estimates are inexact and may change as additional information becomes available. Furthermore, estimates of oil and gas reserves are projections based on engineering data. There are uncertainties inherent in the interpretation of such data, as well as the projection of future rates of production and timing of development expenditures. Reservoir engineering is a subjective process of estimating underground accumulations of oil and gas that cannot be measured in an exact way. The accuracy of any reserve estimate is a function of the quality of available data, engineering and geological interpretation, and judgment. Accordingly, there can be no assurance that ultimately, the reserves will be produced, nor can there be assurance that the proved undeveloped reserves will be developed within the period anticipated.

Reclassification

Reclassifications

Certain prior year amounts which were determined to be immaterial have been reclassified to conform to current year presentation, with no effect on the previously reported results of operations.

Cash Equivalents		Cash Equivalents The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents.
Currency Translation

Currency Translation

The consolidated financial statements are presented in U.S. dollars. The functional currency of Parent is the Australian Dollar. At the end of each reporting period, the assets and liabilities of Parent are translated from its functional currency to U.S. dollars using the exchange rate at the end of the month. The monthly results of operations of Parent are generally translated from its functional currency to U.S. dollars using the average exchange rate during the month. Changes in exchange rates result in currency translation gains and losses, which are recorded within other comprehensive income (loss).

Parent may also enter into transactions in currencies other than their functional currency. At the end of each reporting period, Parent re-measures the related receivables, payables, and cash to its functional currency using the exchange rate at the end of the period. Changes in exchange rates between the time the transactions were entered into and the end of the reporting period result in currency transaction gains or losses, which are recorded in the consolidated statements of operations.

Concentrations and Credit Risk

Concentrations and Credit Risk

The Company’s financial instruments exposed to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with reputable financial institutions. At times, the balances deposited may exceed amounts covered by insurance provided by the U.S. Federal Deposit Insurance Corporation (“FDIC”). The Company has not incurred any losses related to amounts in excess of FDIC limits.

Substantially all of the Company’s accounts receivable are due from either purchasers of oil, NGL and natural gas or working interest partners in oil and natural gas wells for which a subsidiary of the Company serves as the operator. Generally, operators of oil and natural gas properties have the right to offset future revenues against unpaid charges related to operated wells. The Company’s receivables are generally unsecured. The Company has experienced no credit losses since its inception and does not carry an allowance for uncollectible amounts at December 31, 2015.

Oil, NGL and natural gas revenues from Trafigura AG, BP Products North America LLC, Shell Trading (US) Company and Texla Energy Management, Inc. for the year ended December 31, 2015, represented 38%, 20%, 16% and 11%, respectively, of total revenues. Oil, NGL and natural gas revenues from Shell Trading (US) Company, Trafigura AG and BP Products North America LLC for the year ended December 31, 2014, represented 36%, 23% and 16%, respectively, of total revenues. Accounts receivable relating to oil, NGL and natural gas sales from Shell Trading, Trafigura AG and Texla Energy Management, Inc. represented 26%, 25% and 23%, respectively, of total receivables at December 31, 2015. Accounts receivable relating to oil, NGL and natural gas sales from Shell Trading, Trafigura AG and BP Products North America LLC represented 19%, 27% and 32%, respectively, of total receivables at December 31, 2014.

Prepaid Expenses		Prepaid Expenses Prepaid expenses generally relate to prepaid drilling and completion costs that will be capitalized into oil and gas properties.
Oil and Natural Gas Properties

Oil and Natural Gas Properties

The Company uses the successful efforts method of accounting to account for its oil and gas properties. Under this method, costs of acquiring properties, costs of drilling successful exploration wells, and development costs are capitalized. The costs of exploratory wells are initially capitalized pending a determination of whether proved reserves have been found. At the completion of drilling activities, the costs of exploratory wells remain capitalized if a determination is made that proved reserves have been found. If no proved reserves have been found, the costs of each of the related exploratory wells are charged to expense. In some cases, a determination of proved reserves cannot be made at the completion of drilling, requiring additional testing and evaluation of the wells. The Company’s policy is to expense the costs of such exploratory wells if a determination of proved reserves has not been made within a 12-month period after drilling is complete. All costs related to development wells, including related production equipment and lease acquisition costs, are capitalized when incurred, whether productive or nonproductive.

Capitalized costs attributed to the proved properties are subject to depreciation and depletion. Depreciation and depletion of the cost of oil and gas properties is calculated using the units-of-production method aggregating properties on a field basis. For leasehold acquisition costs and the cost to acquire proved properties, the reserve base used to calculate depreciation and depletion is the sum of proved developed reserves and proved undeveloped reserves. For development costs, the reserve base used to calculate depletion and depreciation is proved developed reserves only.

Unproved properties consist of costs incurred to acquire unproved leases. Unproved lease acquisition costs are capitalized until the leases expire or when the Company specifically identifies leases that will revert to the lessor, at which time the Company expenses the associated unproved lease acquisition costs. The expensing of the unproved lease acquisition costs is recorded as an impairment of oil and gas properties in the consolidated statement of operations, as applicable. Unproved oil and gas property costs are transferred to proven oil and gas properties if the properties are subsequently determined to be productive or are assigned proved reserves. Unproved oil and gas properties are assessed periodically for impairment based on remaining lease terms, drilling results, reservoir performance, future plans to develop acreage, and other relevant factors.

On the sale or retirement of a complete or partial unit of a proved property, the cost and related accumulated depreciation, depletion, and amortization are eliminated from the property accounts, and any gain or loss is recognized.

Other Property and Equipment

Other Property and Equipment

Other property and equipment, consisting primarily of office, transportation and computer equipment, is carried at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, ranging from 3 to 5 years. Major renewals and improvements are capitalized, while expenditures for maintenance and repairs are expensed as incurred. Upon sale or abandonment, the cost of the equipment and related accumulated depreciation are removed from the accounts, and any gain or loss is recognized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The carrying value of the oil and gas properties and other related property and equipment is periodically evaluated under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 360, Property, Plant, and Equipment. ASC 360 requires long-lived assets and certain identifiable intangibles to be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When it is determined that the estimated future net cash flows of an asset will not be sufficient to recover its carrying amount, an impairment loss must be recorded to reduce the carrying amount to its estimated fair value. Judgments and assumptions are inherent in management’s estimate of undiscounted future cash flows and an asset’s fair value. These judgments and assumptions include such matters as the estimation of oil and gas reserve quantities, risks associated with the different categories of oil and gas reserves, the timing of development and production, expected future commodity prices, capital expenditures, production costs, and appropriate discount rates.

Under ASC 360, the Company evaluates impairment of proved and unproved oil and gas properties on an area basis. On this basis, certain fields may be impaired because they are not expected to recover their entire carrying value from future net cash flows. As a result of this evaluation, the Company recorded impairment of unproved oil and gas properties of $8,927,000 as of December 31, 2015 and impairment of proven oil and gas properties of $19,696,000 and $5,478,000 for the years ended December 31, 2015 and 2014, respectively.

Asset Retirement Obligations

Asset Retirement Obligations

The Company accounts for asset retirement obligations under ASC 410, Asset Retirement and Environmental Obligations. ASC 410 requires legal obligations associated with the retirement of long-lived assets to be recognized at their fair value at the time that the obligations are incurred. Oil and gas producing companies incur such a liability upon acquiring or drilling a well. Under ASC 410, an asset retirement obligation is recorded as a liability at its estimated present value at the asset’s inception, with an offsetting increase to producing properties in the accompanying consolidated balance sheet, which is allocated to expense over the useful life of the asset. Periodic accretion of the discount on asset retirement obligations is recorded as an expense in the accompanying consolidated statement of operations. See Note 9.

Revenue Recognition

Revenue Recognition

Oil, NGL and natural gas revenues are recognized when title to the product transfers to the purchaser. The Company follows the sales method of accounting for its crude oil, NGL and natural gas revenue, whereby revenue is recorded based on the Company’s share of volume sold, regardless of whether the Company has taken its proportional share of volume produced. A receivable or liability is recognized only to the extent that the Company has an imbalance on a specific property greater than the expected remaining proved reserves. There were no imbalances at December 31, 2015 or 2014.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

In accordance with the reporting requirements of ASC 825, Financial Instruments, the Company calculates the fair value of its assets and liabilities that qualify as financial instruments under this guidance and includes this additional information in the notes to consolidated financial statements when the fair value is different from the carrying value of those financial instruments. See Note 6.

Income Taxes

Income Taxes

The Company follows the asset and liability method in accounting for income taxes in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, operating losses and tax credit carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company periodically evaluates deferred tax assets and recognizes a valuation allowance based on the estimate of the amount of such deferred tax assets which the Company believes does not meet the more-likely-than-not recognition criteria. At December 31, 2015 and 2014, it has been concluded that no deferred tax asset valuation allowance is necessary.

The Company evaluates uncertain tax positions, which requires significant judgments and estimates regarding the recoverability of deferred tax assets, the likelihood of the outcome of examinations of tax positions that may or may not be currently under review, and potential scenarios involving settlements of such matters. Changes in these estimates could materially impact the consolidated financial statements. No liability for material uncertain tax positions existed as of December 31, 2015 or 2014.

Share-Based Payments

Share-Based Payments

The Company accounts for equity-based awards in accordance with ASC 718, Compensation-Stock Compensation, which requires companies to recognize in the statement of operations all share-based payments granted to employees based on their fair value. Share-based compensation is recognized by the Company on a straight-line basis over the requisite service period, which approximates the option vesting period of three years.